Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Allowance For Doubtful Accounts Abstract
Beginning balance	$ 446,527	$ 639,991
Additions	100,406
Bad debt recovery		(225,660)
Foreign currency translation adjustments	8,172	32,196
Ending balance	$ 555,105	$ 446,527